Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Asset held for sale and discontinued operations [line items]
Assets	$ 839	$ 107	[1]	$ 70
Liabilities	37	16	[1]
Net assets	802	91
Kosmos' assets in the United States [member]
Asset held for sale and discontinued operations [line items]
Assets	457
Liabilities	14
Net assets	443
Assets in the United Kingdom [member]
Asset held for sale and discontinued operations [line items]
Assets	229
Liabilities	23
Net assets	206
White cement assets in Spain [member]
Asset held for sale and discontinued operations [line items]
Assets	106
Net assets	106
Assets in the central region of France [member]
Asset held for sale and discontinued operations [line items]
Assets		48
Liabilities		16
Net assets		32
Other assets held for sale [member]
Asset held for sale and discontinued operations [line items]
Assets	47	59
Net assets	$ 47	$ 59

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.